Commitments - Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Oct. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 30,000
2020	35,000
2021	36,000
2022	37,000
2023	38,000
Thereafter	$ 46,000